COMMITMENTS (Details Narrative) - USD ($)	Oct. 01, 2024	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Reimbursing amount		$ 250,000
Non adjusting event [member]
IfrsStatementLineItems [Line Items]
Commitment payable	$ 350,000